Document and Entity Information	12 Months Ended
Jun. 30, 2020
Document And Entity Information
Document Type	S-1/A
Amendment Flag	true
Amendment description	Galaxy Next Generation, Inc. (the "Company") is filing this Amendment No. 1 (this "Amendment") to its Registration Statement on Form S-1 (File No. 333-249561) (the "Registration Statement") as an exhibits only filing to file Exhibit 5.1. Accordingly, this Amendment consists only of the facing page, this explanatory note, Item 16(a) of Part II of the Registration Statement, the signature pages to the Registration Statement and the filed exhibits. This Amendment does not modify any provision of the prospectus that forms a part of the Registration Statement. Accordingly, a preliminary prospectus has been omitted.
Entity Registrant Name	GALAXY NEXT GENERATION, INC.
Entity Central Index Key	0001127993
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation State Code	NV